Exhibit 99.1
Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-27-2011

A. DATES

		Begin	End	# days
1	Determination Date		9/16/2011

2	Payment Date		9/20/2011

3	Collection Period	7/31/2011	8/27/2011	28

4	Monthly Interest Period — Actual/360	8/22/2011	9/19/2011	29

5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	—	—	—	—
8	Class A-3-A Notes	255,000,000.00	—	—	—	—
9	Class A-4-B Notes	214,450,000.00	136,387,203.66	10,856,093.99	125,531,109.67	0.5853631

10	Total Securities	$1,019,450,000.00	$136,387,203.66	$10,856,093.99	$125,531,109.67

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	159,868,575.21	10,856,093.99	149,012,481.22

13	YSOC	$62,585,327.65	$7,353,317.29		$6,745,482.35

14	Net Pool Balance	$1,105,516,699.20	$167,221,892.50	$10,856,093.99	$155,757,963.57

			Principal& Interest	Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Payment Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	—	—	—	—
17	Class A-3-A Notes	4.5000%	—	—	—	—
18	Class A-4-B Notes	1.9130%	210,176.47	0.9800721	11,066,270.46	51.6030332

	Total Securities		210,176.47		11,066,270.46

C. COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	7,263,542.40
20	Scheduled Interest Payments Received	756,441.91
21	Prepayments of Principal Received	89,360.82
22	Liquidation Proceeds	3,708,092.53
23	Recoveries Received	283,388.66
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	12,100,826.32

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	3,456.23

30	Total Available Funds, prior to Servicer Advances	12,104,282.55

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	12,104,282.55

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	12,104,282.55

D. DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	139,351.58
37	Net Swap Payment Class A-4 Notes	379,016.25
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	210,176.47
40	Principal Distribution Amount (Item 80)	10,856,093.99
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	519,644.26

		Due	Shortfall	Paid
Distribution Detail:

46	Servicing Fees	139,351.58	—	139,351.58

Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	—	—	—
50	Class A-4 Interest	210,176.47	—	210,176.47
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	210,176.47	—	210,176.47

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance		159,868,575.21
57	Beginning Net Pool Balance	167,221,892.50
58	Receipts of Scheduled Principal	(7,263,542.40)
59	Receipts of Prepaid Principal	(89,360.82)
60	Liquidation Proceeds	(3,708,092.53)
61	Other Collections of Principal	—
62	Principal Amount of Repurchases	—
63	Principal Amount of Defaulted Receivables	(402,933.18)

64	Ending Net Pool Balance	155,757,963.57
65	Yield Supplement Overcollateralization Amount	6,745,482.35

66	Adjusted Pool Balance	149,012,481.22
67	Less: Adjusted Pool Balance — End of Collection Period		149,012,481.22

68	Calculated Principal Distribution Amount		10,856,093.99

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)		12,104,282.55
70	Less: Prior Advance Reimbursement (Item 35)		—
71	Less: Servicing Fees Paid (Item 36)		139,351.58
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		589,192.72
73	Less: Calculated Principal Distribution (Item 68)		10,856,093.99

74	Equals: Remaining Available Funds before Servicer Advance		519,644.26
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		519,644.26
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

80	Principal Distribution Amount (Item 68 — Available Funds Shortfall + Reserve Account Draw Amt)		10,856,093.99

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Less: Prior Advance Reimbursement		—
83	Plus: Additional Servicer Advances for Current Period		—

84	Ending Balance of Servicer Advance		—

F. RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)	55,214,656.86
86	Original Specified Reserve	5,214,656.86
87	Initial Reserve Account Balance	1,042,931.37

88	Beginning Reserve Account Balance	55,214,656.86
89	Plus: Net Investment Income for the Collection Period	3,456.23

90	Subtotal: Reserve Fund Available for Distribution	55,218,113.09
91	Plus: Deposit of Excess Available Funds (Item 41)	—
92	Plus: Deposit of Voluntary Capital Contribution	—
93	Less: Reserve Account Draw Amount (Item 79)	—

94	Subtotal Reserve Account Balance	55,218,113.09
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	3,456.23

96	Equals: Ending Reserve Account Balance	55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G. POOL STATISTICS

		Initial	Current
	Collateral Pool Balance Data:
98	Net Pool Balance	1,105,516,699.20	155,757,963.57
99	Number of Current Contracts	69,699	21,593
100	Weighted Average Loan Rate	5.54%	6.02%
101	Average Remaining Term	55.0	22.5
102	Average Original Term	60.3	66.6
103	Monthly Prepayment Rate		1.20%

			Outstanding
		Units	Principal Balance
	Net Credit Loss and Repossession Activity:
104	Aggregate Outstanding Principal Balance of Charged Off Receivables	40	402,933.18
105	Liquidation Proceeds on Related Vehicles		—
106	Recoveries Received on Receivables Previously Charged Off		283,388.66

107	Net Principal Losses for Current Collection Period	40	119,544.52

108	Beginning Net Principal Losses	2,727	26,140,428.49
109	Net Principal Losses for Current Collection Period	40	119,544.52

110	Cumulative Net Principal Losses	2,767	26,259,973.01

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		2.38%

				Outstanding
		Percentage	Units	Principal Balance
	Delinquencies Aging Profile — End of Period:
112	Current	96.95%	21,086	151,009,002.23
113	31 - 60 Days Delinquent	2.55%	429	3,969,194.35
114	61 - 90 Days Delinquent	0.50%	78	779,766.99

115	Total	100.00%	21,593	155,757,963.57

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			379,016.25

120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers
None in the current month
Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month
Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month